UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05569
                                   ---------

                            FRANKLIN UNIVERSAL TRUST
                            ------------------------
              (Exact name of registrant as specified in charter)

                ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
             (Address of principal executive offices) (Zip code)

       MURRAY L. SIMPSON, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
       -----------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000
                                                     ------------

Date of fiscal year end:  08/31
                          -----

Date of reporting period: 02/28/05
                          --------

      ITEM 1. REPORTS TO STOCKHOLDERS.


                       [GRAPHIC OMITTED]

--------------------------------------------------------------------------------
                                                       |  FEBRUARY 28, 2005
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                   SEMIANNUAL REPORT                   |        INCOME
--------------------------------------------------------------------------------

                Franklin Universal Trust

--------------------------------------------------------------------------------

                                    [LOGO](R)
                            FRANKLIN(R) TEMPLETON(R)
                                   INVESTMENTS

                      FRANKLIN o Templeton o Mutual Series

                                 Franklin Templeton Investments

                                 GAIN FROM OUR PERSPECTIVE

                                 Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups--Franklin, Templeton and Mutual Series.

SPECIALIZED EXPERTISE            Each of our portfolio management groups
                                 operates autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

                                 FRANKLIN. Founded in 1947, Franklin is a recognized leader in fixed income investing and also brings expertise in growth- and value-style U.S. equity investing.

                                 TEMPLETON. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry's oldest global fund. Today, with research offices in over 25 countries, they offer investors the broadest global reach in the industry.

                                 MUTUAL SERIES. Founded in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among undervalued stocks, arbitrage situations and distressed companies.

TRUE DIVERSIFICATION             Because our management groups work
                                 independently and adhere to distinctly
                                 different investment approaches, Franklin,
                                 Templeton and Mutual Series funds typically have a low overlap of securities. That's why our funds can be used to build truly diversified portfolios covering every major asset class.

RELIABILITY YOU CAN TRUST        At Franklin Templeton Investments, we seek to
                                 consistently provide investors with exceptional risk-adjusted returns over the long term, as well as the reliable account services that have helped us become one of the most trusted names in financial services.

--------------------------------------------------------------------------------
MUTUAL FUNDS | RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS
--------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]

Not part of the semiannual report

Contents

SEMIANNUAL REPORT

Franklin Universal Trust ..............................................    1

Performance Summary ...................................................    5

Annual Shareholders' Meeting ..........................................    6

Dividend Reinvestment and Cash Purchase Plan ..........................    7

Financial Highlights and Statement of Investments .....................   10

Financial Statements ..................................................   17

Notes to Financial Statements .........................................   21

Shareholder Information ...............................................   30

--------------------------------------------------------------------------------

SEMIANNUAL REPORT

Franklin Universal Trust

YOUR FUND'S GOALS AND MAIN INVESTMENTS: Franklin Universal Trust's primary investment objective is to provide high, current income consistent with preservation of capital. Its secondary objective is growth of income through dividend increases and capital appreciation.

--------------------------------------------------------------------------------
PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

Dear Shareholder:

We are pleased to bring you Franklin Universal Trust's semiannual report for the period ended February 28, 2005.

PERFORMANCE OVERVIEW

For the six months under review, the Fund's cumulative total returns were +11.55% based on change in net asset value and +12.14% based on change in market price on the New York Stock Exchange, as shown in the Performance Summary on page 5. For comparison, the Credit Suisse First Boston (CSFB) High Yield Index returned 7.53%, and utilities stocks, as measured by the Standard & Poor's (S&P) Utilities Index, returned 17.95% for the period ended February 28, 2005. 1

1. Source: Credit Suisse First Boston. The CSFB High Yield Index is designed to mirror the investible universe of the U.S. dollar denominated high yield debt market and includes reinvested interest. The S&P Utilities Index is a market capitalization-weighted index that includes utility stocks in the S&P 500 Composite Index. The index includes reinvested dividends. The indexes are unmanaged. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 11.


                                                          Semiannual Report  | 1

PORTFOLIO BREAKDOWN
Based on Gross Assets*
2/28/2005

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL]

Corporate Bonds                            67.2%

Utilities Common & Preferred Stocks        24.0%

Miscellaneous Common & Preferred Stocks     2.3%

Foreign Government
U.S. Dollar-Denominated Bonds               2.1%

Natural Resources Common Stocks             0.9%

Foreign Government Agencies                 0.3%

Cash & Other Net Assets                     3.2%

* The Calculation of percentages is based on total net assets plus the senior note issued by the Fund.

ECONOMIC AND MARKET OVERVIEW

During the six-month period, investors focused on consumer and business spending. Small businesses, which have historically created about two-thirds of all new jobs, added 3% more jobs for the three months ended February 2005, according to the National Federation of Independent Businesses (NFIB) survey. This job growth helped increase consumers' disposable income and allowed them to continue spending, boosting economic growth.

Increases in business spending also contributed to economic growth. For example, nonresidential investment spending increased 13% and 14.5% in the third and fourth quarters of 2004. 2 Historically low interest rates during the reporting period allowed many businesses to refinance their old debt at more attractive levels. This enhanced business operating performance, and corporate profits reflected this data. Productivity continued to grow, which helped businesses generate more goods and services without substantially raising inflation.

However, energy prices rose dramatically during the period under review as oil futures ended February 2005 at $51.75 per barrel. 3 The core Consumer Price Index, a measure of inflation excluding food and energy costs, rose at a relatively modest 2.4% in February 2005 compared with a year earlier. Aiming to keep inflation tame, the Federal Reserve Board (Fed) raised the federal funds target rate to 2.5% from 1.5% during the reporting period. Still, interest rates remained historically low. The Fed funds futures contracts expect further increases at some of the Fed's upcoming meetings. The 10-year U.S. Treasury yield exhibited some volatility, beginning the period at 4.13%, ranging from a low of 3.99% to a high of 4.40%, and finishing the period at 4.36%.

INVESTMENT STRATEGY

We invest primarily in two asset classes: high yield bonds and utility stocks. Within the high yield portion of the portfolio, we use fundamental research to invest in a diversified portfolio of bonds. Within the utility portion of the portfolio, we focus on companies with attractive dividend yields and with a history of increasing their dividends.

2.    Source: Bureau of Economic Analysis

3.    Source: U.S. Department of Energy


2 |  Semiannual Report

MANAGER'S DISCUSSION

During the period under review, the Fund benefited from positive returns in each of its primary asset classes. High yield corporate bonds gained from a strong fundamental environment as well as continued investor interest in higher yielding assets. Due to a continuing economic recovery, the default rate fell to 1.25% in 2004, well below the 4.40% historical average experienced since
1985. 4 Utility stocks benefited from investor preference for dividend paying stocks and a continued low interest rate environment. Many utility companies maintained their "back to basics" strategy, which focused on core, regulated assets and generating shareholder returns through dividend increases or share repurchases.

HIGH YIELD CORPORATE BONDS

The Fund benefited from its overweighted positions in wireless telecommunications and chemicals relative to the CSFB High Yield Index. 5 The wireless telecommunications industry benefited from merger and acquisition activity, in particular the merger of Fund holding Nextel Communications with investment grade-rated Sprint. In addition, industry growth remained positive and the feared demise of revenues from roaming charges failed to materialize. The chemicals industry experienced renewed pricing power, as demand for plastics and other chemical end-products improved along with the economy. Since very little new capacity was built during the recent industry downturn, the increase in demand led to higher operating rates, which enabled companies to expand margins in spite of high oil and natural gas costs. In this favorable fundamental environment, several companies, including Fund holdings Nalco, Celanese (BCP Caylux Holding in the SOI) and Huntsman International Holdings, issued equity via initial public offerings.

The Fund's underweighted position in utilities and overweighted position in broadcasting hindered performance in the high yield sector. Utility bonds generated returns greater than that of the overall index. However, the Fund intentionally kept its high yield utility exposure fairly low given its large exposure to that sector through utility stocks. More defensive sectors such as broadcasting underperformed the index during the reporting period's strong market environment. We held a greater exposure than the index because we preferred broadcasters' free cash flow generation and the asset protection afforded by the value of radio and television stations.

4. Source: Altman, Dr. Edward, "Default Returns in the High Yield Bond Market," Spring 2005.

5. In the SOI, the wireless telecommunications industry is part of communications; the chemicals industry is part of process industries.


TOP 10 HOLDINGS
Based on Gross Assets*
2/28/05 vs. 8/31/04

--------------------------------------------------------------------------------
 2/28/05
--------------------------------------------------------------------------------
 FPL Group Inc.                                                             2.2%
--------------------------------------------------------------------------------
 Southern Co.                                                               2.2%
--------------------------------------------------------------------------------
 Dominion Resources Inc.                                                    2.0%
--------------------------------------------------------------------------------
 Exelon Corp.                                                               1.9%
--------------------------------------------------------------------------------
 United Mexican States                                                      1.6%
--------------------------------------------------------------------------------
 Nicor Inc.                                                                 1.5%
--------------------------------------------------------------------------------
 Georgia-Pacific Corp.                                                      1.4%
--------------------------------------------------------------------------------
 Rhodia SA                                                                  1.4%
--------------------------------------------------------------------------------
 Midwest Generation LLC                                                     1.4%
--------------------------------------------------------------------------------
 Laidlaw International Inc.                                                 1.4%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 8/31/04
--------------------------------------------------------------------------------
 Southern Co.                                                               2.2%
--------------------------------------------------------------------------------
 FPL Group Inc.                                                             2.1%
--------------------------------------------------------------------------------
 Dominion Resources Inc.                                                    1.9%
--------------------------------------------------------------------------------
 United Mexican States                                                      1.7%
--------------------------------------------------------------------------------
 Exelon Corp.                                                               1.6%
--------------------------------------------------------------------------------
 Republic of Bulgaria                                                       1.5%
--------------------------------------------------------------------------------
 Nicor Inc.                                                                 1.5%
--------------------------------------------------------------------------------
 Fimep SA                                                                   1.5%
--------------------------------------------------------------------------------
 Laidlaw International Inc.                                                 1.5%
--------------------------------------------------------------------------------
 D.R. Horton Inc.                                                           1.5%
--------------------------------------------------------------------------------

*The calculation of percentages is based on total net assets plus the senior note issued by the Fund.

4. Source: Altman, Dr. Edward, "Default Returns in the High Yield Bond Market," Spring 2005.

5. In the SOI, the wireless telecommunications industry is part of communications; the chemicals industry is part of process industries


                                                          Semiannual Report  | 3

Utility Stocks

The Fund's utility exposure remained below the middle of our normal investment range during the period, at 24.0% of the Fund's gross assets as of February 28, 2005. This positioning constrained Fund performance as utility stocks generated a greater return than high yield bonds. Utility stocks were supported by strong industry fundamentals, which enabled companies to generate free cash flow and increase their dividends. In addition, the continued low interest rate environment and investor appetite for dividend paying stocks also helped support utility performance.

Thank you for your continued participation in Franklin Universal Trust. We look forward to serving your future investment needs.

[PHOTO OMITTED]             /s/ Christopher J. Molumphy

                            Christopher J. Molumphy, CFA
                            Senior Portfolio Manager


[PHOTO OMITTED]             /s/ Glenn I. Voyles

                            Glenn I. Voyles, CFA
                            Portfolio Manager

                            Franklin Universal Trust

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF FEBRUARY 28, 2005, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE ADVISER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


4 |  Semiannual Report

Performance Summary as of 2/28/05

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses. All total returns include reinvested distributions according to the terms specified in the Fund's dividend reinvestment and cash purchase plan and do not reflect any sales charges paid at inception or brokerage commissions paid on secondary market purchases.

PRICE AND DISTRIBUTION INFORMATION

--------------------------------------------------------------------------------
                                                  CHANGE     2/28/05    8/31/04
--------------------------------------------------------------------------------
Net Asset Value (NAV)                             +$0.53      $7.01       $6.48
--------------------------------------------------------------------------------
Market Price (NYSE)                               +$0.49      $6.14       $5.65
--------------------------------------------------------------------------------
DISTRIBUTIONS (9/1/04-2/28/05)
--------------------------------------------------------------------------------
Dividend Income                      $0.19
--------------------------------------------------------------------------------

PERFORMANCE

--------------------------------------------------------------------------------
                                   6-MONTH        1-YEAR     5-YEAR      10-YEAR
--------------------------------------------------------------------------------
Cumulative Total Return 1
--------------------------------------------------------------------------------
 Based on change in NAV             +11.55%       +15.40%    +38.99%    +107.41%
--------------------------------------------------------------------------------
 Based on change in market price    +12.14%       +11.49%    +49.94%     +89.29%
--------------------------------------------------------------------------------
Average Annual Total Return 1
--------------------------------------------------------------------------------
 Based on change in NAV             +11.55%       +15.40%     +6.81%      +7.57%
--------------------------------------------------------------------------------
 Based on change in market price    +12.14%       +11.49%     +8.44%      +6.59%
--------------------------------------------------------------------------------
   Distribution Rate 2                      6.84%
--------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN.

FOR MORE CURRENT PERFORMANCE, CALL FRANKLIN TEMPLETON INVESTMENTS AT 1-800/342-5236.

ENDNOTES

THE RISKS ASSOCIATED WITH HIGHER-YIELDING, LOWER-RATED SECURITIES INCLUDE HIGHER RISK OF DEFAULT AND LOSS OF PRINCIPAL. THESE SECURITIES CARRY A GREATER DEGREE OF CREDIT RISK RELATIVE TO INVESTMENT GRADE SECURITIES. IN ADDITION TO OTHER FACTORS, SECURITIES ISSUED BY UTILITY COMPANIES ARE PARTICULARLY SENSITIVE TO INTEREST RATE MOVEMENTS. THE FUND'S SHARE PRICE AND YIELD MAY BE AFFECTED BY INTEREST RATE MOVEMENTS. SPECIAL RISKS ARE ASSOCIATED WITH FOREIGN INVESTING, INCLUDING CURRENCY VOLATILITY, ECONOMIC INSTABILITY AND POLITICAL DEVELOPMENTS OF COUNTRIES WHERE THE FUND INVESTS. EMERGING MARKETS INVOLVE HEIGHTENED RISKS RELATED TO THE SAME FACTORS, IN ADDITION TO THOSE ASSOCIATED WITH THEIR RELATIVELY SMALL SIZE AND LESSER LIQUIDITY.

1. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated.

2. Distribution rate is based on an annualization of the Fund's 3.5 cent per share February dividend and the NYSE closing price of $6.14 on 2/28/05.


                                                          Semiannual Report  | 5

Annual Shareholders' Meeting

FEBRUARY 16, 2005

At an Annual Shareholders' Meeting of Franklin Universal Trust (the "Fund") held on February 16, 2005, shareholders approved the following:

1. Regarding the election of a Board of Trustees of the Fund.

--------------------------------------------------------------------------------
 TRUSTEES                           SHARES FOR             WITHHELD OR ABSTAIN
--------------------------------------------------------------------------------
 Harris J. Ashton                 24,708,022.463               366,695.216
--------------------------------------------------------------------------------
 Robert F. Carlson                24,691,411.094               383,306.585
--------------------------------------------------------------------------------
 S. Joseph Fortunato              24,708,023.700               366,693.979
--------------------------------------------------------------------------------
 Edith E. Holiday                 24,721,269.489               353,448.190
--------------------------------------------------------------------------------
 Edward B. Jamieson               24,718,808.673               355,909.006
--------------------------------------------------------------------------------
 Charles B. Johnson               24,710,430.204               364,287.476
--------------------------------------------------------------------------------
 Rupert H. Johnson, Jr.           24,727,855.765               346,861.914
--------------------------------------------------------------------------------
 Frank W.T. LaHaye                24,694,064.402               380,653.277
--------------------------------------------------------------------------------
 Gordon S. Macklin                24,686,551.493               388,166.186
--------------------------------------------------------------------------------


6 |  Semiannual Report

Dividend Reinvestment and Cash Purchase Plan

The Fund's Dividend Reinvestment and Cash Purchase Plan (the "Plan") offers you a prompt and simple way to reinvest dividends and capital gain distributions in shares of the Fund. The Plan also allows you to purchase additional shares of the Fund by making voluntary cash payments. PFPC Inc. (the "Plan Agent"), P.O. Box 9223, Chelsea, MA 02150-9223, acts as your Plan Agent in administering the Plan. The complete Terms and Conditions of the Dividend Reinvestment and Cash Purchase Plan are contained in the Fund's Dividend Reinvestment and Cash Purchase Plan Brochure. A copy of that Brochure may be obtained from the Fund at the address on the back cover of this report.

You are automatically enrolled in the Plan unless you elect to receive dividends or distributions in cash. If you own shares in your own name, you should notify the Plan Agent, in writing, if you wish to receive dividends or distributions in cash.

If the Fund declares a dividend or capital gain distribution payable either in cash or in stock of the Fund and the market price of shares on the valuation date equals or exceeds the net asset value, the Fund will issue new shares to you at the higher of net asset value or 95% of the then current market price. Whenever the Fund declares a distribution from capital gains or an income dividend payable in either cash or shares, if the net asset value per share of the Fund's common stock exceeds the market price per share on the valuation date, the Plan Agent shall apply the amount of such dividend or distribution payable to participants to the purchase of shares (less their pro rata share of brokerage commissions incurred with respect to open market purchases in connection with the reinvestment of such dividend or distribution). If the price exceeds the net asset value before the Plan Agent has completed its purchases, the average purchase price may exceed the net asset value, resulting in fewer shares being acquired than if the Fund had issued new shares. All reinvestments are in full and fractional shares, carried to three decimal places. The Fund will not issue shares under the Plan at a price below net asset value.

The Plan permits you on a voluntary basis to submit in cash payments of not less than $100 each up to a total of $5,000 per month to purchase additional shares of the Fund. It is entirely up to you whether you wish to buy additional shares with voluntary cash payments, and you do not have to send in the same amount each time if you do. These payments should be made by check or money order payable to PFPC Inc. and sent to PFPC Inc., Attn: Franklin Universal Trust, P.O. Box 9223, Chelsea, MA 02150-9223.

Your cash payment will be aggregated with the payments of other participants and invested on your behalf by the Plan Agent in shares of the Fund that are purchased in the open market.


                                                          Semiannual Report  | 7

The Plan Agent will invest cash payments on approximately the 5th of each month in which no dividend or distribution is payable and, during each month in which a dividend or distribution is payable, will invest cash payments beginning on the dividend payment date. UNDER NO CIRCUMSTANCES WILL INTEREST BE PAID ON YOUR FUNDS HELD BY THE PLAN AGENT. Accordingly, you should send any voluntary cash payments you wish to make shortly before an investment date but in sufficient time to ensure that your payment will reach the Plan Agent not less than two business days before an investment date. Payments received less than two business days before an investment date will be invested during the next month or, if there are more than 30 days until the next investment date, will be returned to you. You may obtain a refund of any cash payment by written notice, if the Plan Agent receives the written notice not less than 48 hours before an investment date.

There is no direct charge to participants for reinvesting dividends and capital gain distributions, since the Plan Agent's fees are paid by the Fund. However, when shares are purchased in the open market, each participant will pay a pro rata portion of any brokerage commissions incurred. The Plan Agent will deduct a $5.00 service fee from each of your voluntary cash payments.

The automatic reinvestment of dividends and capital gain distributions does not relieve you of any taxes which may be payable on dividends or distributions. In connection with the reinvestment of dividends and capital gain distributions, if the Fund issues new shares, shareholders receiving such shares generally will be treated as having a distribution equal to the market value of the shares received, and if shares are purchased on the open market, shareholders generally will be treated as having received a distribution equal to the cash distribution that would have been paid.

The Fund does not issue new shares in connection with voluntary cash payments. All investments are in full and fractional shares, carried to three decimal places. If the market price exceeds the net asset value at the time the Plan Agent purchases the additional shares, you will receive shares at a price greater than the net asset value.

You will receive a monthly account statement from the Plan Agent showing total dividends and capital gain distributions, date of investment, shares acquired and price per share, and total shares of record held by you and by the Plan Agent for you. You are entitled to vote all shares of record, including shares purchased for you by the Plan Agent, and, if you vote by proxy, your proxy will include all such shares.


8 |  Semiannual Report

As long as you participate in the Plan, the Plan Agent will hold the shares it has acquired for you in safekeeping, in its name or in the name of its nominee. This convenience provides added protection against loss, theft or inadvertent destruction of certificates. However, you may request that a certificate representing your Plan shares be issued to you.

You may withdraw from the Plan without penalty at any time by notifying the Plan Agent, in writing, at the address above. If you withdraw, you will receive, without charge, stock certificates issued in your name for all full shares. The Plan Agent will convert any fractional shares you hold at the time of your withdrawal to cash at current market price and send you a check for the proceeds.

If you hold shares in your own name, please address all notices, correspondence, questions, or other communications regarding the Plan to the Plan Agent at the address noted above. If your shares are not held in your name, you should contact your brokerage firm, bank, or other nominee for more information and to determine if your nominee will participate in the Plan on your behalf.

The Fund or the Plan Agent may amend or terminate the Plan. You will receive written notice at least 90 days before the effective date of termination or of any amendment. In the case of termination, you will receive written notice at least 90 days before the record date of any dividend or capital gain distribution by the Fund.


                                                          Semiannual Report  | 9

Franklin Universal Trust

FINANCIAL HIGHLIGHTS

                                                  ------------------------------------------------------------------------------
                                                  SIX MONTHS ENDED
                                                  FEBRUARY 28, 2005                      YEAR ENDED AUGUST 31,
                                                     (UNAUDITED)        2004      2003         2002           2001        2000
                                                  ------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period ..........   $       6.48        $   5.67  $    5.13    $    7.32      $    8.21   $   8.91
                                                  ------------------------------------------------------------------------------

Income from investment operations:

 Net investment income a ......................           0.21            0.43       0.45         0.65 d         0.73       0.81

 Net realized and unrealized gains (losses) ...           0.51            0.74       0.59        (2.05) d       (0.82)     (0.65)
                                                  ------------------------------------------------------------------------------
Total from investment operations ..............           0.72            1.17       1.04        (1.40)         (0.09)      0.16
                                                  ------------------------------------------------------------------------------

Less distributions from:

 Net investment income ........................          (0.19)          (0.36)     (0.50)       (0.79)         (0.80)     (0.80)

 Net realized gains ...........................             --              --         --           --             --      (0.06)
                                                  ------------------------------------------------------------------------------
Total distributions ...........................          (0.19)          (0.36)     (0.50)       (0.79)         (0.80)     (0.86)
                                                  ------------------------------------------------------------------------------
Net asset value, end of period ................   $       7.01        $   6.48  $    5.67    $    5.13      $    7.32   $   8.21
                                                  ==============================================================================
Market value, end of period b .................   $       6.14        $   5.65  $    5.20    $    6.37      $    8.24   $  7.688
                                                  ==============================================================================


Total return (based on market value per share)           12.14%          15.79%    (10.13)%     (13.68)%        19.01%     (0.40)%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) .............   $    195,642        $180,850  $ 158,364    $ 141,619      $ 198,598   $220,742

Ratios to average net assets:

 Expenses .....................................           2.32% c         2.47%      3.59%        4.05%          3.29%      3.15%

 Net investment income ........................           6.27% c         6.85%      8.68%       10.04% d        9.38%      9.92%

Portfolio turnover rate .......................          19.39%          46.35%     65.15%       17.38%         31.60%     29.59%

Total debt outstanding at end of period (000's)   $     55,000        $ 55,000  $  55,000    $  60,000      $  75,000   $ 75,000

Asset coverage per $1,000 of debt .............   $      4,557        $  4,288  $   3,879    $   3,360      $   3,648   $  3,948

Average amount of note per share during
 the period ...................................   $       1.97        $   1.97  $    1.87    $    2.65      $    2.76   $   2.79

a    Based on average daily shares outstanding.

b    Based on the last sale on the New York Stock Exchange.

c    Annualized.

d Effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing all premium and discount on fixed-income securities, as required. The effect of this change was as follows:

     Net investment income per share ............................. $ (0.012)
     Net realized and unrealized gains (losses) per share ........ 0.012 Ratio of net investment income to average net assets ........ (0.19)%

     Per share data and ratios for prior periods have not been restated to reflect this change in accounting policy.


10 |  See notes to financial statments.  |  Semiannual Report

Franklin Universal Trust

STATEMENT OF INVESTMENTS, FEBRUARY 28, 2005 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                    COUNTRY      SHARES/WARRANTS          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
        COMMOM STOCKS AND WARRANTS 32.7%
        COMMUNICATIONS 1.9%
      a Call-Net Enterprises Inc., B ........................................       Canada              41,958        $     193,426
    a,b Poland Telecom Finance BV, wts., 144A, 12/01/07 .....................       Poland               3,000                   --
      a Telewest Global Inc. ................................................   United Kingdom         160,567            2,679,863
      a USA Mobility Inc. ...................................................   United States           19,186              752,859
                                                                                                                      -------------
                                                                                                                          3,626,148
                                                                                                                      -------------

        ELECTRONIC TECHNOLOGY 0.0% g
      a Loral Space & Communications Ltd., wts., 12/27/06 ...................   United States           21,638                  216
      a Loral Space & Communications Ltd., wts., 1/15/07 ....................   United States            5,000                    1
                                                                                                                      -------------
                                                                                                                                217
                                                                                                                      -------------

        ENERGY MINERALS 0.2%
        Devon Energy Corp. ..................................................   United States            6,570              307,410
      a McMoRan Exploration Co. .............................................   United States            1,800               37,332
                                                                                                                      -------------
                                                                                                                            344,742
                                                                                                                      -------------

        NON-ENERGY MINERALS 1.0%
        AngloGold Ashanti Ltd., ADR .........................................    South Africa           30,446            1,095,143
        Barrick Gold Corp. ..................................................       Canada              35,800              891,420
                                                                                                                      -------------
                                                                                                                          1,986,563
                                                                                                                      -------------

        PRODUCER MANUFACTURING 0.0% g
      a Harvard Industries Inc. .............................................   United States          109,618                2,741
      a VS Holdings .........................................................   United States          181,875                   --
                                                                                                                      -------------
                                                                                                                              2,741
                                                                                                                      -------------

        TRANSPORTATION 0.0% g
      a Continental Airlines Inc., B ........................................   United States            2,500               26,775
                                                                                                                      -------------

        UTILITIES 29.6%
        Alliant Energy Corp. ................................................   United States           95,000            2,541,250
        Ameren Corp. ........................................................   United States           40,000            2,058,800
        American Electric Power Co. Inc. ....................................   United States           30,000            1,002,000
        Atmos Energy Corp. ..................................................   United States           85,000            2,343,450
        Cinergy Corp. .......................................................   United States           55,000            2,224,750
        Dominion Resources Inc. .............................................   United States           70,000            5,042,100
        DTE Energy Co. ......................................................   United States           45,000            1,989,900
        Edison International ................................................   United States           65,000            2,111,200
        Energy East Corp. ...................................................   United States           42,000            1,080,240
        Entergy Corp. .......................................................   United States           28,000            1,935,360
        Exelon Corp. ........................................................   United States          104,000            4,717,440
        FirstEnergy Corp. ...................................................   United States           75,000            3,093,000
        FPL Group Inc. ......................................................   United States           70,000            5,554,500
        Nicor Inc. ..........................................................   United States           98,000            3,654,420
        NiSource Inc. .......................................................   United States           80,000            1,811,200
        ONEOK Inc. ..........................................................   United States           22,600              662,180
        Pepco Holdings Inc. .................................................   United States           68,000            1,498,720
        Pinnacle West Capital Corp. .........................................   United States           76,000            3,173,000


                                                         Semiannual Report  | 11

Franklin Universal Trust

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                    COUNTRY      SHARES/WARRANTS          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
        COMMON STOCKS AND WARRANTS (CONT.)
        UTILITIES (CONT.)
        Progress Energy Inc. ................................................   United States           70,000        $   3,033,800
        Southern Co. ........................................................   United States          170,000            5,460,400
        TXU Corp. ...........................................................   United States           39,600            3,019,500
                                                                                                                      -------------
                                                                                                                         58,007,210
                                                                                                                      -------------
        TOTAL COMMON STOCKS AND WARRANTS (COST $48,864,066)..................                                            63,994,396
                                                                                                                      -------------

        PREFERRED STOCKS 1.1%
        PROCESS INDUSTRIES 0.0% g
  b,c,d Asia Pulp & Paper Co. Ltd., 12.00%, pfd., Perpetual .................     Indonesia          4,000,000               28,160
                                                                                                                      -------------

        UTILITIES 1.1%
        Heco Capital Trust III, 6.50%, pfd. .................................   United States           75,000            2,013,000
                                                                                                                      -------------
        TOTAL PREFERRED STOCKS (COST $5,625,592).............................                                             2,041,160
                                                                                                                      -------------

        CONVERTIBLE PREFERRED STOCK (COST $1,700,803) 1.0%
        CONSUMER DURABLES
        Ford Motor Co. Capital Trust II, 6.50%, cvt. pfd. ...................   United States           40,800            2,027,760
                                                                                                                      -------------

                                                                                              -------------------
                                                                                               PRINCIPAL AMOUNT f
                                                                                              -------------------
        BONDS 89.3%
        COMMERCIAL SERVICES 2.1%
        Corrections Corp. of America, senior note, 7.50%, 5/01/11 ...........   United States    $   2,300,000            2,449,500
        Leslie's Poolmart, senior note, 144A, 7.75%, 2/01/13 ................   United States        1,600,000            1,668,000
                                                                                                                      -------------
                                                                                                                          4,117,500
                                                                                                                      -------------

        COMMUNICATIONS 10.8%
        Dobson Cellular Systems Inc., secured note, 144A, 9.875%,
          11/01/12 ..........................................................   United States        1,900,000            2,023,500
        Inmarsat Finance PLC, senior note, 7.625%, 6/30/12 ..................   United Kingdom       2,000,000            2,105,000
        Intelsat Bermuda Ltd., senior note, 144A, 8.25%, 1/15/13 ............      Bermuda           2,900,000            3,052,250
        Millicom International Cellular SA, senior note, 144A, 10.00%,
          12/01/13 ..........................................................     Luxembourg         2,300,000            2,449,500
        Nextel Communications Inc., senior note, 7.375%, 8/01/15 ............   United States        3,000,000            3,300,000
      c Poland Telecom Finance, B, 14.00%, 12/01/07 .........................       Poland           3,000,000                  300
        Qwest Communications International Inc., senior note, 144A, 7.50%,
          2/15/14 ...........................................................   United States        2,000,000            2,070,000
        Rogers Wireless Communications Inc., secured note, 7.25%,
          12/15/12 ..........................................................       Canada           2,700,000            2,936,250
        Time Warner Telecom Holdings Inc., senior note, 144A, 9.25%,
          2/15/14 ...........................................................   United States        1,700,000            1,759,500
        Time Warner Telecom Holdings Inc., senior note, 9.25%, 2/15/14 ......   United States        1,300,000            1,345,500
                                                                                                                      -------------
                                                                                                                         21,041,800
                                                                                                                      -------------


12 |  Semiannual Report

Franklin Universal Trust

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                    COUNTRY     PRINCIPAL AMOUNT f        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
        BONDS (CONT.)
        CONSUMER DURABLES 5.0%
        D.R. Horton Inc., senior note, 8.50%, 4/15/12 .......................   United States    $   3,000,000        $   3,343,560
        Jostens IH Corp., senior sub. note, 144A, 7.625%, 10/01/12 ..........   United States        1,400,000            1,452,500
        Simmons Co., senior sub. note, 7.875%, 1/15/14 ......................   United States        1,900,000            1,990,250
        William Lyon Homes Inc., senior note, 7.625%, 12/15/12 ..............   United States        3,000,000            3,045,000
                                                                                                                      -------------
                                                                                                                          9,831,310
                                                                                                                      -------------

        CONSUMER NON-DURABLES 3.6%
        Del Monte Corp., senior sub. note, 144A, 6.75%, 2/15/15 .............   United States          900,000              929,250
        Rayovac Corp., senior sub. note, 144A, 7.375%, 2/01/15 ..............   United States        2,700,000            2,774,250
        Smithfield Foods Inc., senior note, 7.00%, 8/01/11 ..................   United States        2,000,000            2,160,000
        Smithfield Foods Inc., senior note, 7.75%, 5/15/13 ..................   United States        1,000,000            1,126,250
                                                                                                                      -------------
                                                                                                                          6,989,750
                                                                                                                      -------------

        CONSUMER SERVICES 15.4%
    b,c Atherton Franchise Capital, 13.073%, 12/01/08 .......................   United States          752,296               11,284
        Cablevision Systems Corp., senior note, 144A, 8.00%, 4/15/12 ........   United States        2,900,000            3,277,000
      c Century Communications Corp., senior disc. note, B, zero cpn.,
          1/15/08 ...........................................................   United States        5,000,000            3,162,500
        Charter Communications Holdings II, senior note, 10.25%, 9/15/10 ....   United States        2,500,000            2,653,125
        Dex Media West LLC, senior sub. note, 9.875%, 8/15/13 ...............   United States        2,342,000            2,699,155
        DIRECTV Holdings LLC, senior note, 8.375%, 3/15/13 ..................   United States        2,000,000            2,270,000
        Emmis Operating Co., senior sub. note, 6.875%, 5/15/12 ..............   United States        2,700,000            2,774,250
        Marquee Inc., senior note, 144A, 8.625%, 8/15/12 ....................   United States        1,900,000            2,094,750
        Park Place Entertainment Corp., senior sub. note, 7.875%, 3/15/10....   United States        2,400,000            2,712,000
        Pinnacle Entertainment Inc., senior sub. note, 8.75%, 10/01/13 ......   United States          800,000              884,000
        Radio One Inc., senior sub. note, 144A, 6.375%, 2/15/13 .............   United States          700,000              717,500
        Royal Caribbean Cruises Ltd., senior note, 8.00%, 5/15/10 ...........   United States        1,200,000            1,363,500
        Royal Caribbean Cruises Ltd., senior note, 6.875%, 12/01/13 .........   United States          800,000              876,000
        Station Casinos Inc., senior note, 6.00%, 4/01/12 ...................   United States          500,000              520,625
        Station Casinos Inc., senior sub. note, 6.50%, 2/01/14 ..............   United States          300,000              315,000
        Station Casinos Inc., senior sub. note, 6.875%, 3/01/16 .............   United States        2,200,000            2,329,250
        Young Broadcasting Inc., senior sub. note, 8.75%, 1/15/14 ...........   United States        1,500,000            1,492,500
                                                                                                                      -------------
                                                                                                                         30,152,439
                                                                                                                      -------------

        ELECTRONIC TECHNOLOGY 3.4%
        Flextronics International Ltd., senior sub. note, 6.50%, 5/15/13 ....     Singapore          1,500,000            1,567,500
        Sanmina-SCI Corp., sub. note, 144A, 6.75%, 3/01/13 ..................   United States          900,000              907,875
        Solectron Corp., senior note, 9.625%, 2/15/09 .......................   United States        1,400,000            1,543,500
        Xerox Corp., senior note, 7.125%, 6/15/10 ...........................   United States        2,500,000            2,712,500
                                                                                                                      -------------
                                                                                                                          6,731,375
                                                                                                                      -------------

        ENERGY MINERALS 4.6%
        Chesapeake Energy Corp., senior note, 144A, 6.375%, 6/15/15 .........   United States        1,000,000            1,062,500
        Foundation PA Coal Co., senior note, 7.25%, 8/01/14 .................   United States        1,700,000            1,810,500
        Markwest Energy Partners LP, senior note, 144A, 6.875%, 11/01/14.....   United States        1,500,000            1,552,500
        Plains Exploration & Production Co., senior note, 7.125%, 6/15/14 ...   United States        1,200,000            1,332,000
        Vintage Petroleum, senior sub. note, 7.875%, 5/15/11 ................   United States        3,000,000            3,232,500
                                                                                                                      -------------
                                                                                                                          8,990,000
                                                                                                                      -------------


                                                         Semiannual Report  | 13

Franklin Universal Trust

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                    COUNTRY     PRINCIPAL AMOUNT f        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
        BONDS (CONT.)
        GOVERNMENT BONDS 3.1%
        Eskom, E168, 11.00%, 6/01/08 ........................................    South Africa        4,350,000  ZAR   $     817,655
        Federation of Russia, 3.00%, 5/14/06 ................................       Russia           1,300,000            1,280,500
        United Mexican States, 11.375%, 9/15/16 .............................       Mexico           2,750,000            4,058,835
                                                                                                                      -------------
                                                                                                                          6,156,990
                                                                                                                      -------------

        HEALTH SERVICES 4.9%
        HCA Inc., senior note, 8.75%, 9/01/10 ...............................   United States        3,000,000            3,446,469
        Tenet Healthcare Corp., senior note, 7.375%, 2/01/13 ................   United States        3,000,000            2,857,500
        Vanguard Health Holding Co. II LLC, senior sub. note, 9.00%,
          10/01/14 ..........................................................   United States        3,000,000            3,315,000
                                                                                                                      -------------
                                                                                                                          9,618,969
                                                                                                                      -------------

        HEALTH TECHNOLOGY 1.6%
        Bio-Rad Laboratories Inc., senior sub. note, 144A, 6.125%,
          12/15/14 ..........................................................   United States        3,000,000            3,060,000
                                                                                                                      -------------

        INDUSTRIAL SERVICES 3.8%
        Allied Waste North America Inc., senior secured note, 6.50%,
          11/15/10 ..........................................................   United States        3,000,000            2,977,500
        Grant Prideco Escrow, senior note, 9.00%, 12/15/09 ..................   United States        1,000,000            1,105,000
        Hanover Equipment Trust 01, senior secured note, B, 8.75%,
          9/01/11 ...........................................................   United States        3,000,000            3,270,000
                                                                                                                      -------------
                                                                                                                          7,352,500
                                                                                                                      -------------

        NON-ENERGY MINERALS 1.2%
        Ispat Inland ULC, senior secured note, 9.75%, 4/01/14 ...............   United States        1,863,000            2,295,216
                                                                                                                      -------------

        PROCESS INDUSTRIES 8.9%
        BCP Caylux Holding, senior sub. note, 144A, 9.625%, 6/15/14 .........   United States        1,785,000            2,070,600
        Georgia-Pacific Corp., senior note, 8.00%, 1/15/24 ..................   United States        3,000,000            3,600,000
        Huntsman International Holdings, senior disc. note, zero cpn.,
          12/31/09 ..........................................................   United States          618,000              355,350
        JSG Funding PLC, senior sub. note, 144A, 7.75%, 4/01/15 .............   United Kingdom       2,200,000            2,211,000
        Nalco Co., senior sub. note, 8.875%, 11/15/13 .......................   United States        1,500,000            1,665,000
        Owens-Brockway Glass Container Inc., senior note, 144A, 6.75%,
          12/01/14 ..........................................................   United States        2,000,000            2,060,000
  b,c,d Pindo Deli Finance Mauritius Ltd., senior note, 11.75%, 10/01/17 ....     Singapore          3,000,000              443,490
        PQ Corp., senior sub. note, 144A, 7.50%, 2/15/13 ....................   United States        1,500,000            1,561,875
        Rhodia SA, senior note, 10.25%, 6/01/10 .............................       France           3,000,000            3,465,000
                                                                                                                      -------------
                                                                                                                         17,432,315
                                                                                                                      -------------


14 |  Semiannual Report

Franklin Universal Trust

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                    COUNTRY     PRINCIPAL AMOUNT f        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
        BONDS (CONT.)
        PRODUCER MANUFACTURING 6.9%
        Case New Holland Inc., senior note, 144A, 9.25%, 8/01/11 ............   United States    $   3,000,000        $   3,315,000
        Fimep SA, senior note, 10.50%, 2/15/13 ..............................       France           2,000,000            2,360,000
        Invensys PLC, senior note, 144A, 9.875%, 3/15/11 ....................   United Kingdom       1,800,000            1,953,000
        Milacron Escrow Corp., senior secured note, 11.50%, 5/15/11 .........   United States        2,000,000            2,210,000
        Nortek Inc., senior sub. note, 8.50%, 9/01/14 .......................   United States          800,000              820,000
        TRW Automotive Inc., senior note, 9.375%, 2/15/13 ...................   United States        1,701,000            1,930,635
        Westinghouse Air Brake Technologies Corp., senior note, 6.875%,
          7/31/13 ...........................................................   United States          800,000              844,000
                                                                                                                      -------------
                                                                                                                         13,432,635
                                                                                                                      -------------

        REAL ESTATE INVESTMENT TRUST 1.3%
        Host Marriott LP, senior note, 144A, 7.00%, 8/15/12 .................   United States        2,500,000            2,637,500
                                                                                                                      -------------

        RETAIL TRADE 1.5%
        Rite Aid Corp., senior note, 144A, 6.125%, 12/15/08 .................   United States        3,000,000            2,850,000
                                                                                                                      -------------

        TECHNOLOGY SERVICES 2.6%
        Novelis Inc., senior note, 144A, 7.25%, 2/15/15 .....................       Canada           1,700,000            1,768,000
      c PSINet Inc., 10.50%, 12/01/06 .......................................   United States          700,000                  438
      c PSINet Inc., senior note, 11.00%, 8/01/09 ...........................   United States        3,250,000                2,031
        UGS Corp., senior sub. note, 144A, 10.00%, 6/01/12 ..................   United States        3,000,000            3,405,000
                                                                                                                      -------------
                                                                                                                          5,175,469
                                                                                                                      -------------

        TRANSPORTATION 2.3%
        Great Lakes Dredge & Dock Corp., senior sub. note, 7.75%,
          12/15/13...........................................................   United States        1,200,000            1,086,000
        Laidlaw International Inc., senior note, 10.75%, 6/15/11 ............   United States        3,000,000            3,453,750
                                                                                                                      -------------
                                                                                                                          4,539,750
                                                                                                                      -------------

        UTILITIES 6.3%
        Aquila Inc., senior note, 14.875%, 7/01/12 ..........................   United States        2,000,000            2,840,000
        Calpine Corp., senior secured note, 144A, 8.75%, 7/15/13 ............   United States        2,500,000            2,018,750
        Dynegy Holdings Inc., senior note, 8.75%, 2/15/12 ...................   United States        2,600,000            2,652,000
        Midwest Generation LLC, senior secured note, 8.75%, 5/01/34 .........   United States        3,000,000            3,457,500
        Texas Genco LLC, senior note, 144A, 6.875%, 12/15/14 ................   United States        1,200,000            1,287,000
                                                                                                                      -------------
                                                                                                                         12,255,250
                                                                                                                      -------------
        TOTAL BONDS (COST $170,847,766)......................................                                           174,660,768
                                                                                                                      -------------
        TOTAL LONG TERM INVESTMENTS (COST $227,038,227)......................                                           242,724,084
                                                                                                                      -------------


                                                         Semiannual Report  | 15

Franklin Universal Trust

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                    COUNTRY         SHARES                VALUE
-----------------------------------------------------------------------------------------------------------------------------------
        SHORT TERM INVESTMENT(COST $3,727,325) 1.9%
        MONEY FUND
      e Franklin Institutional Fiduciary Trust Money Market Portfolio .......   United States        3,727,325        $   3,727,325
                                                                                                                      -------------
        TOTAL INVESTMENTS (COST $230,765,552) 126.0%.........................                                           246,451,409
        OTHER ASSETS, LESS LIABILITIES (26.0)%...............................                                           (50,809,084)
                                                                                                                      -------------
        NET ASSETS 100.0%....................................................                                         $ 195,642,325
                                                                                                                      =============

CURRENCY ABBREVIATIONS:
ZAR  -  South African Rand

PORTFOLIO ABBREVIATIONS:
ADR  -  American Depository Receipt

a     Non-income producing.

b     See Note 10 regarding restricted securities.

c     Defaulted securities. See Note 9.

d Subject to certain terms and conditions, the Fund has agreed to sell its holdings in Asia Pulp & Paper Co. Ltd. and its subsidiaries in November 2006.

e See Note 8 regarding investments in Franklin Institutional Fiduciary Trust Money Market Portfolio.

f     The principal amount is stated in U.S. dollars unless otherwise indicated.

g     Rounds to less than 0.05% of net assets.


16 |  See notes to financial Statements.  |  Semiannual Report

Franklin Universal Trust

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
February 28, 2005 (unaudited)

Assets:
 Investments in securities:
  Cost - Unaffiliated issuers...................................................   $  227,038,227
  Cost - Sweep Money Fund (Note 8)..............................................        3,727,325
                                                                                   --------------
  Total cost of investments.....................................................      230,765,552
                                                                                   ==============
  Value - Unaffiliated issuers..................................................      242,724,084
  Value - Sweep Money Fund (Note 8).............................................        3,727,325
                                                                                   --------------
  Total value of investments....................................................      246,451,409
                                                                                   --------------
 Cash...........................................................................        1,856,915
 Receivables:
  Affiliates (Note 11)..........................................................            4,475
  Investment securities sold....................................................           21,787
  Dividends and interest........................................................        3,350,365
 Note issuance costs (Note 3)...................................................          144,322
                                                                                   --------------
      Total assets..............................................................      251,829,273
                                                                                   --------------

Liabilities:
 Payables:
  Affiliates....................................................................          155,608
  Note (Note 3).................................................................       55,000,000
  Distributions to shareholders.................................................          977,350
 Other liabilities..............................................................           53,990
                                                                                   --------------
      Total liabilities.........................................................       56,186,948
                                                                                   --------------
       Net assets, at value.....................................................   $  195,642,325
                                                                                   ==============
Net assets consist of:
 Undistributed net investment income............................................   $      903,630
 Net unrealized appreciation (depreciation).....................................       15,686,177
 Accumulated net realized gain (loss)...........................................      (75,762,907)
 Capital shares.................................................................      254,815,425
                                                                                   --------------
       Net assets, at value.....................................................   $  195,642,325
                                                                                   ==============
Net asset value per share ($195,642,325 / 27,924,294 shares outstanding)........   $         7.01
                                                                                   ==============


                  Semiannual Report  |  See notes to financial statements.  | 17

Franklin Universal Trust

STATEMENT OF OPERATIONS
for the six months ended February 28, 2005 (unaudited)

Investment income:
 Dividends:
  Unaffiliated issuers..........................................................   $    1,289,963
  Sweep Money Fund (Note 8).....................................................           19,659
 Interest.......................................................................        6,783,828
 Other income (Note 11).........................................................            4,475
                                                                                   --------------
      Total investment income...................................................        8,097,925
Expenses:
 Management fees (Note 4).......................................................          915,403
 Interest expense (Note 3)......................................................        1,138,500
 Transfer agent fees............................................................           40,346
 Custodian fees (Note 5)........................................................            6,222
 Reports to shareholders........................................................           15,974
 Professional fees..............................................................           26,516
 Trustees' fees and expenses....................................................            7,532
 Amortization of note issuance costs (Note 3)...................................           20,000
 Other..........................................................................           17,825
                                                                                   --------------
       Total expenses...........................................................        2,188,318
       Expense reductions (Note 5)..............................................              (19)
                                                                                   --------------
        Net expenses............................................................        2,188,299
                                                                                   --------------
         Net investment income..................................................        5,909,626
                                                                                   --------------
Realized and unrealized gains (losses):
 Net realized gain (loss) from:
  Investments...................................................................       (6,656,850)
  Foreign currency transactions.................................................             (597)
                                                                                   --------------
        Net realized gain (loss)................................................       (6,657,447)
Net change in unrealized appreciation (depreciation) on:
  Investments...................................................................       20,844,095
  Translation of assets and liabilities denominated in foreign currencies.......            1,269
                                                                                   --------------
        Net change in unrealized appreciation (depreciation)....................       20,845,364
                                                                                   --------------
Net realized and unrealized gain (loss).........................................       14,187,917
                                                                                   --------------
Net increase (decrease) in net assets resulting from operations.................   $   20,097,543
                                                                                   ==============


18 |  See notes to financial statements.  |  Semiannual Report

Franklin Universal Trust

STATEMENTS OF CHANGES IN NET ASSETS
for the six months ended February 28, 2005 (unaudited) and the year ended August 31, 2004

                                                                                            -----------------------------------
                                                                                            SIX MONTHS ENDED      YEAR ENDED
                                                                                            FEBRUARY 28, 2005   AUGUST 31, 2004
                                                                                            -----------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income .................................................................     $    5,909,626     $   11,947,853
  Net realized gain (loss) from investments and foreign currency transactions ...........         (6,657,447)        (7,220,380)
  Net change in unrealized appreciation (depreciation) on investments and translation of
    assets and liabilities denominated in foreign currencies ............................         20,845,364         27,811,839
                                                                                            -----------------------------------
      Net increase (decrease) in net assets resulting from operations ...................         20,097,543         32,539,312
 Distribution to shareholders from net investment income ................................         (5,305,616)       (10,052,746)
                                                                                            -----------------------------------
      Net increase (decrease) in net assets .............................................         14,791,927         22,486,566
Net assets:
 Beginning of period ....................................................................        180,850,398        158,363,832
                                                                                            -----------------------------------
 End of period ..........................................................................     $  195,642,325     $  180,850,398
                                                                                            ===================================
Undistributed net investment income included in net assets:
 End of period ..........................................................................     $      903,630     $      299,620
                                                                                            ===================================



                  Semiannual Report  |  See notes to financial statements.  | 19

Franklin Universal Trust

STATEMENT OF CASH FLOWS
for the six months ended February 28, 2005 (unaudited)


Cash flow from operating activities:
 Dividends and interest received................................................   $    7,788,011
 Operating expenses paid........................................................       (1,018,657)
 Interest expense paid..........................................................       (1,138,500)
                                                                                   --------------
  Cash provided - operating activities..........................................        5,630,854
                                                                                   ==============
Cash flow from investing activities:
 Investment purchases...........................................................      (46,567,896)
 Investment sales and maturities................................................       51,178,821
 Short term investment securities, net..........................................       (3,704,420)
                                                                                   --------------
  Cash provided - investing activities..........................................          906,505
                                                                                   ==============
Cash flow from financing activities - distributions to shareholders.............       (5,165,995)
                                                                                   --------------
Net increase (decrease) in cash.................................................        1,371,364

Cash at beginning of period.....................................................          485,551
                                                                                   --------------
Cash at end of period...........................................................   $    1,856,915
                                                                                   ==============

RECONCILIATION OF NET INVESTMENT INCOME TO NET CASH PROVIDED BY OPERATING ACTIVITIES
FOR THE SIX MONTHS ENDED FEBRUARY 28, 2005

Net investment income...........................................................   $    5,909,626
 Adjustments to reconcile net investment income to net cash provided by operating activities:
  Amortization income...........................................................         (259,998)
  Interest income on bond restructurings and other investment transactions......           15,877
  Amortization of note issuance costs...........................................           18,949
  Increase in dividends and interest receivable.................................          (65,793)
  Increase in liabilities.......................................................           12,193
                                                                                   --------------
Net cash provided by operating activities.......................................   $    5,630,854
                                                                                   ==============


20 |  See notes to financial statements.  |  Semiannual Report

Franklin Universal Trust

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Universal Trust (the Fund) is registered under the Investment Company Act of 1940 as a diversified, closed-end investment company. The Fund has two classes of securities: senior fixed-rate notes (the Notes) and shares of beneficial interest (the Shares). The Fund seeks high current income consistent with preservation of capital.

The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Investments in open-end mutual funds are valued at the closing net asset value.

Corporate debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund may utilize independent pricing services, quotations from bond dealers and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Fund's pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices.

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Some methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Fund's Board of Trustees.


                                                         Semiannual Report  | 21

Franklin Universal Trust

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

B. FOREIGN CURRENCY TRANSLATION

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Fund's Board of Trustees.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

C. INCOME TAXES

No provision has been made for U.S. income taxes because the Fund's policy is to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income. Fund distributions to shareholders are determined on an income tax basis and may differ from net investment income and realized gains for financial reporting purposes.

D. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

E. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


22 |  Semiannual Report

Franklin Universal Trust

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

F. GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and trustees are indemnified by the Fund against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At February 28, 2005, there were an unlimited number of shares authorized ($0.01 par value). During the period ended February 28, 2005, there were no share transactions; all reinvested distributions were satisfied with previously issued shares purchased in the open market.

3. SENIOR FIXED RATE NOTES

On August 29, 2003, the Fund issued $55 million principal amount of a new class of five-year senior note (the Note). The Note is a general unsecured obligation of the Fund and ranks senior to Trust shares and all existing or future unsecured indebtedness of the Fund.

The Note bears interest, payable semi-annually, at the rate of 4.14% per year, to maturity on August 29, 2008. The Fund may prepay the Note at any time; therefore, market value approximates the principal amount of the Note. The Fund is required to maintain on a monthly basis a specified discounted asset value for its portfolio in compliance with guidelines established by Standard & Poor's Corporation, and is required to maintain asset coverage for the Notes of at least 300%. The Fund has met these requirements during the period ended February 28, 2005.

The issuance costs of $200,000 incurred by the Fund are deferred and amortized on a straight line basis over the term of the Note.

4. TRANSACTIONS WITH AFFILIATES

Franklin Resouces, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers or directors of the following subsidiaries:

------------------------------------------------------------------------------
 ENTITY                                                 AFFILIATION
------------------------------------------------------------------------------
 Franklin Advisers Inc. (Advisers)                      Investment manager
 Franklin Templeton Services LLC (FT Services)          Administrative manager


                                                         Semiannual Report  | 23

Franklin Universal Trust

4. TRANSACTIONS WITH AFFILIATES (CONTINUED)

A. MANAGEMENT FEES

The Fund pays an investment management fee to Advisers of 0.75% per year of the average weekly net assets plus the principal amount of the Note.

B. ADMINISTRATIVE FEES

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Fund.

5. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended February 28, 2005, the custodian fees were reduced as noted in the Statement of Operations.

6. INCOME TAXES

At August 31, 2004, the Fund had tax basis capital losses which may be carried over to offset future capital gains. Such losses expire as follows:

Capital loss carryovers expiring in:

 2008....................................................   $   5,088,195
 2009....................................................       1,167,255
 2010....................................................       6,827,086
 2011....................................................      34,372,527
 2012....................................................      18,676,213
                                                            -------------
                                                            $  66,131,276
                                                            =============

At August 31, 2004, the Fund had deferred capital losses occurring subsequent to October 31, 2003 of $3,019,069. For tax purposes, such losses will be reflected in the year ending August 31, 2005.

Net investment income and net realized capital gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of defaulted securities, foreign currency transactions and bond discounts and premiums.


24 |  Semiannual Report

Franklin Universal Trust

6. INCOME TAXES (CONTINUED)

At February 28, 2005, the net unrealized appreciation (depreciation) based on the cost of investments for income tax purposes were as follows:

Cost of investments ....................................    $ 231,192,535
                                                            =============
Unrealized appreciation ................................    $  36,462,080
Unrealized depreciation ................................      (21,203,206)
                                                            -------------
Net unrealized appreciation (depreciation)..............    $  15,258,874
                                                            =============

7. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short-term securities) for the period ended February 28, 2005 aggregated $46,567,896 and $50,874,972, respectively.

8. INVESTMENTS IN FRANKLIN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Fund may invest in the Franklin Institutional Fiduciary Trust Money Market Portfolio (the Sweep Money Fund), an open-end investment company managed by Advisers. Management fees paid by the Fund are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management fees paid by the Sweep Money Fund.

9. CREDIT RISK AND DEFAULTED SECURITIES

The Fund has 69% of its portfolio invested in below investment grade and comparable quality unrated high yield securities, which tend to be more sensitive to economic conditions than higher rated securities. The risk of loss due to default by the issuer may be significantly greater for the holders of high yielding securities because such securities are generally unsecured and are often subordinated to other creditors of the issuer.

The Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At February 28, 2005, the value of these securities was $3,648,203, representing 1.5% of the Fund's portfolio. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. For information as to specific securities, see the accompanying Statement of Investments.


                                                         Semiannual Report  | 25

Franklin Universal Trust

10. RESTRICTED SECURITIES

At February 28, 2005, investments in securities included issues that are restricted and illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. At February 28, 2005, the Fund held investments in restricted and illiquid securities, as follows:

----------------------------------------------------------------------------------------------------------
     SHARES/
PRINCIPAL AMOUNT/                                                    ACQUISITION
    WARRANTS      ISSUER                                                 DATE         COST         VALUE
----------------------------------------------------------------------------------------------------------
    4,000,000     Asia Pulp & Paper Co. Ltd., 12.00%, pfd.,
                   Perpetual ....................................       2/14/97    $ 4,000,000   $  28,160
 $    752,296     Atherton Franchise Capital, 13.073%,
                   12/01/08 .....................................       4/28/94        752,296      11,284
 $  3,000,000     Pindo Deli Finance Mauritius Ltd., senior note,
                   11.75%, 10/01/17 .............................       9/25/97      2,977,200     443,490
        3,000     Poland Telecom Finance BV, wts., 144A,
                   12/01/07 .....................................      11/24/97         18,000          --
                                                                                                 ---------
                  TOTAL RESTRICTED SECURITIES (0.25% OF NET ASSETS)..........................    $ 482,934
                                                                                                 =========

11. REGULATORY MATTERS

INVESTIGATIONS

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, including the Securities and Exchange Commission ("SEC"), the California Attorney General's Office ("CAGO"), and the National Association of Securities Dealers, Inc. ("NASD"), relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares, Franklin Resources, Inc. and certain of its subsidiaries (as used in this section, together, the "Company"), as well as certain current or former executives and employees of the Company, received subpoenas and/or requests for documents, information and/or testimony. The Company and its current employees provided documents and information in response to those requests and subpoenas.

SETTLEMENTS

Beginning in August 2004, the Company entered into settlements with certain regulators investigating the mutual fund industry practices noted above. The Company believes that settlement of each of the matters described in this section is in the best interest of the Company and shareholders of the Franklin, Templeton, and Mutual Series mutual funds (the "funds").

On August 2, 2004, Franklin Resources, Inc. announced that its subsidiary, Franklin Advisers, Inc., reached an agreement with the SEC that resolved the issues resulting from the SEC investigation into market timing activity. In connection with that agreement, the SEC issued an "Order Instituting Administrative and Cease-and-Desist Proceedings Pursuant to Sections 203(e) and 203(k)


26 |  Semiannual Report

Franklin Universal Trust

11. REGULATORY MATTERS (CONTINUED)

SETTLEMENTS (CONTINUED)

of the Investment Advisers Act of 1940 and Sections 9(b) and 9(f) of the Investment Company Act of 1940, Making Findings and Imposing Remedial Sanctions and a Cease-and-Desist Order" (the "Order"). The SEC's Order concerned the activities of a limited number of third parties that ended in 2000 and those that were the subject of the first Massachusetts administrative complaint described below.

Under the terms of the SEC's Order, pursuant to which Franklin Advisers, Inc. neither admitted nor denied any of the findings contained therein, Franklin Advisers, Inc. agreed to pay $50 million, of which $20 million is a civil penalty, to be distributed to shareholders of certain funds in accordance with a plan to be developed by an independent distribution consultant. At this time, it is unclear which funds or which shareholders of any particular fund will receive distributions. The Order also required Franklin Advisers, Inc. to, among other things, enhance and periodically review compliance policies and procedures.

On September 20, 2004, Franklin Resources, Inc. announced that two of its subsidiaries, Franklin Advisers, Inc. and Franklin Templeton Alternative Strategies, Inc. ("FTAS"), reached an agreement with the Securities Division of the Office of the Secretary of the Commonwealth of Massachusetts (the "State of Massachusetts") related to its administrative complaint filed on February 4, 2004, concerning one instance of market timing that was also a subject of the August 2, 2004 settlement that Franklin Advisers, Inc. reached with the SEC, as described above.

Under the terms of the settlement consent order issued by the State of Massachusetts, Franklin Advisers, Inc. and FTAS consented to the entry of a cease-and-desist order and agreed to pay a $5 million administrative fine to the State of Massachusetts (the "Massachusetts Consent Order"). The Massachusetts Consent Order included two different sections: "Statements of Fact" and "Violations of Massachusetts Securities Laws." Franklin Advisers, Inc. and FTAS admitted the facts in the Statements of Fact.

On October 25, 2004, the State of Massachusetts filed a second administrative complaint, alleging that Franklin Resources, Inc.'s Form 8-K filing, in which it described the Massachusetts Consent Order and stated that "Franklin did not admit or deny engaging in any wrongdoing", failed to state that Franklin Advisers, Inc. and FTAS admitted the Statements of Fact portion of the Massachusetts Consent Order (the "Second Complaint"). Franklin Resources, Inc. reached a second agreement with the State of Massachusetts on November 19, 2004, resolving the Second Complaint. As a result of the November 19, 2004 settlement, Franklin Resources, Inc. filed a new Form 8-K. The terms of the Massachusetts Consent Order did not change and there was no monetary fine associated with this second settlement.

On November 17, 2004, Franklin Resources, Inc. announced that FranklinTempleton Distributors, Inc. ("FTDI") reached an agreement with the CAGO, resolving the issues resulting from the CAGO's investigation concerning sales and marketing support payments. Under the terms of the


                                                         Semiannual Report  | 27

Franklin Universal Trust

11. REGULATORY MATTERS (CONTINUED)

SETTLEMENTS (CONTINUED)

settlement, FTDI neither admitted nor denied the allegations in the CAGO's complaint and agreed to pay $2 million to the State of California as a civil penalty, $14 million to the funds, to be allocated by an independent distribution consultant to be paid for by FTDI, and $2 million to the CAGO for its investigative costs.

On December 13, 2004, Franklin Resources, Inc. announced that its subsidiaries FTDI and Franklin Advisers, Inc. reached an agreement with the SEC, resolving the issues resulting from the SEC's investigation concerning marketing support payments to securities dealers who sell fund shares. In connection with that agreement, the SEC issued an "Order Instituting Administrative and Cease-and-Desist Proceedings, Making Findings, and Imposing Remedial Sanctions Pursuant to Sections 203(e) and 203(k) of the Investment Advisers Act of 1940, Sections 9(b) and 9(f) of the Investment Company Act of 1940, and Section 15(b) of the Securities Exchange Act of 1934" (the "Second Order").

Under the terms of the Second Order, in which FTDI and Franklin Advisers, Inc. neither admitted nor denied the findings contained therein, they agreed to pay the funds a penalty of $20 million and disgorgement of $1 (one dollar). FTDI and Franklin Advisers, Inc. also agreed to implement certain measures and undertakings relating to marketing support payments to broker-dealers for the promotion or sale of fund shares, including making additional disclosures in the funds' Prospectuses and Statements of Additional Information. The Second Order further requires the appointment of an independent distribution consultant, at the Company's expense, who shall develop a plan for the distribution of the penalty and disgorgement to the funds.

The SEC's Second Order and the CAGO settlement agreement concerning marketing support payments provide that the distribution of settlement monies are to be made to the relevant funds, not to individual shareholders. The independent distribution consultant has substantially completed preparation of these distribution plans. The CAGO has approved the distribution plan pertaining to the distribution of the monies owed under the CAGO settlement agreement and, in accordance with the terms and conditions of that settlement, the monies were disbursed to the participating funds and are recorded as other income in the current period. The SEC has not yet approved the distribution plan pertaining to the Second Order. When approved, disbursements of settlement monies under the SEC's Second Order will be made promptly in accordance with the terms and conditions of that order.


28 |  Semiannual Report

Franklin Universal Trust

11. REGULATORY MATTERS (CONTINUED)

OTHER LEGAL PROCEEDINGS

The Trust, in addition to the Company and other funds, and certain current and former officers, employees, and directors have been named in multiple lawsuits in different federal courts in Nevada, California, Illinois, New York and Florida, alleging violations of various federal securities laws and seeking, among other relief, monetary damages, restitution, removal of fund trustees, directors, advisers, administrators, and distributors, rescission of management contracts and 12b-1 Plans, and/or attorneys' fees and costs. Specifically, the lawsuits claim breach of duty with respect to alleged arrangements to permit market timing and/or late trading activity, or breach of duty with respect to the valuation of the portfolio securities of certain Templeton funds managed by Franklin Resources, Inc. subsidiaries, resulting in alleged market timing activity. The majority of these lawsuits duplicate, in whole or in part, the allegations asserted in the February 4, 2004 Massachusetts administrative complaint and the findings in the SEC's August 2, 2004 Order, as described above. The lawsuits are styled as class actions, or derivative actions on behalf of either the named funds or Franklin Resources, Inc.

In addition, the Company, as well as certain current and former officers, employees, and directors, have been named in multiple lawsuits alleging violations of various securities laws and pendent state law claims relating to the disclosure of directed brokerage payments and/or payment of allegedly excessive advisory, commission, and distribution fees, and seeking, among other relief, monetary damages, restitution, rescission of advisory contracts, including recovery of all fees paid pursuant to those contracts, an accounting of all monies paid to the named advisers, declaratory relief, injunctive relief, and/or attorneys' fees and costs. These lawsuits are styled as class actions or derivative actions brought on behalf of certain funds.

The Company and fund management strongly believe that the claims made in each of the lawsuits identified above are without merit and intend to vigorously defend against them. The Company cannot predict with certainty, however, the eventual outcome of the remaining governmental investigations or private lawsuits, nor whether they will have a material negative impact on the Company. Public trust and confidence are critical to the Company's business and any material loss of investor and/or client confidence could result in a significant decline in assets under management by the Company, which would have an adverse effect on the Company's future financial results. If the Company finds that it bears responsibility for any unlawful or inappropriate conduct that caused losses to the Trust, it is committed to making the Trust or its shareholders whole, as appropriate. The Company is committed to taking all appropriate actions to protect the interests of its funds' shareholders.


                                                         Semiannual Report  | 29

Franklin Universal Trust

SHAREHOLDER INFORMATION

PROXY VOTING POLICIES AND PROCEDURES

The Fund has established Proxy Voting Policies and Procedures ("Policies") that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/847-2268 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Fund's proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission's website at sec.gov and reflect the most recent 12-month period ended June 30.

QUARTERLY STATEMENT OF INVESTMENTS

The Fund files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800/SEC-0330.

CERTIFICATIONS

The Fund's Chief Executive Officer - Finance and Administration is required by the New York Stock Exchange's Listing Standards to file annually with the Exchange a certification that he is not aware of any violation by the Fund of the Exchange's Corporate Governance Standards applicable to the Fund. The Fund has filed such certification.

In addition, the Fund's Chief Executive Officer - Finance and Administration and Chief Financial Officer and Chief Accounting Officer are required by the rules of the SEC to provide certain certifications with respect to the Fund's Form N-CSR and Form N-CSRS (which include the Fund's annual and semiannual reports to shareholders) that are filed semiannually with the SEC. The Fund has filed such certifications with its Form N-CSRS for the six months ended February 28, 2005. Additionally, the Fund expects to file, on or before October 31, 2005, such certifications with its Form N-CSR for the year ended August 31, 2005.


30 |  Semiannual Report

                      This page intentionally left blank.

                      This page intentionally left blank.

Literature Request

LITERATURE REQUEST. TO RECEIVE A BROCHURE AND PROSPECTUS, PLEASE CALL US AT 1-800/DIAL BEN(R) (1-800/342-5236) OR VISIT FRANKLINTEMPLETON.COM. INVESTORS SHOULD CAREFULLY CONSIDER A FUND'S INVESTMENT GOALS, RISKS, CHARGES AND EXPENSES BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION. PLEASE CAREFULLY READ THE PROSPECTUS BEFORE INVESTING. To ensure the highest quality of service, we may monitor, record and access telephone calls to or from our service departments. These calls can be identified by the presence of a regular beeping tone.

FRANKLIN TEMPLETON INVESTMENTS

INTERNATIONAL

Mutual European Fund
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund
Templeton International (Ex EM) Fund

GLOBAL

Mutual Discovery Fund
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund
Templeton World Fund

GROWTH

Franklin Aggressive Growth Fund
Franklin Capital Growth Fund
Franklin Flex Cap Growth Fund
Franklin Small-Mid Cap Growth Fund
Franklin Small Cap Growth Fund II 1

VALUE

Franklin Balance Sheet
   Investment Fund 2
Franklin Equity Income Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund 2
Franklin Small Cap Value Fund
Mutual Beacon Fund
Mutual Qualified Fund
Mutual Recovery Fund 3
Mutual Shares Fund

BLEND

Franklin Blue Chip Fund
Franklin Convertible Securities Fund
Franklin Growth Fund
Franklin Rising Dividends Fund
Franklin U.S. Long-Short Fund

SECTOR

Franklin Biotechnology Discovery Fund
Franklin DynaTech Fund
Franklin Global Communications Fund
Franklin Global Health Care Fund
Franklin Gold and Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Technology Fund
Franklin Utilities Fund
Mutual Financial Services Fund

ASSET ALLOCATION

Franklin Templeton Corefolio
  Allocation Fund
Franklin Templeton Founding Funds Allocation Fund
Franklin Templeton Perspectives Allocation Fund

TARGET FUNDS

Franklin Templeton Conservative Target Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund

INCOME

Franklin Adjustable U.S. Government
  Securities Fund 4
Franklin's AGE High Income Fund
Franklin Floating Rate Daily Access Fund
Franklin Income Fund
Franklin Limited Maturity
  U.S. Government Securities Fund 4,5
Franklin Low Duration Total Return Fund
Franklin Real Return Fund
Franklin Strategic Income Fund
Franklin Strategic Mortgage Portfolio
Franklin Templeton Hard Currency Fund
Franklin Total Return Fund
Franklin U.S. Government Securities Fund 4
Templeton Global Bond Fund

TAX-FREE INCOME 6

NATIONAL FUNDS

Double Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund 7

LIMITED-TERM FUNDS

California Limited-Term Tax-Free Income Fund
Federal Limited-Term Tax-Free Income Fund
New York Limited-Term Tax-Free Income Fund

INTERMEDIATE-TERM FUNDS

California Intermediate-Term
  Tax-Free Income Fund
Federal Intermediate-Term
  Tax-Free Income Fund
New York Intermediate-Term
  Tax-Free Income Fund

STATE-SPECIFIC

Alabama
Arizona
California 8
Colorado
Connecticut
Florida 8
Georgia
Kentucky
Louisiana
Maryland
Massachusetts 7
Michigan 7
Minnesota 7
Missouri
New Jersey
New York 8
North Carolina
Ohio 7
Oregon
Pennsylvania
Tennessee
Virginia

INSURANCE FUNDS

Franklin Templeton Variable Insurance Products
  Trust 9

1. The fund is closed to new investors. Existing shareholders can continue adding to their accounts.

2. The fund is only open to existing shareholders and select retirement plans.

3. The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.

4. An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.

5. Formerly Franklin Short-Intermediate U.S. Government Securities Fund. Effective 9/1/04, the fund's name changed; its investment goal and strategy remained the same.

6. For investors subject to the alternative minimum tax, a small portion of fund dividends may be taxable. Distributions of capital gains are generally taxable.

7.    Portfolio of insured municipal securities.

8. These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio
      (CA) and limited-term, intermediate-term and money market portfolios (CA and NY).

9. The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.


01/05                                          Not part of the semiannual report

        [LOGO](R)
FRANKLIN(R) TEMPLETON(R)          One Franklin Parkway
       INVESTMENTS              San Mateo, CA 94403-1906


SEMIANNUAL REPORT

Franklin Universal Trust

INVESTMENT MANAGER

Franklin Advisers, Inc.
1-800/DIAL BEN(R)

TRANSFER AGENT

PFPC Inc.
P.O. Box 43027
Providence, RI 02940-3027

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

FUT S2005 04/05

      ITEM 2. CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 11(A), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

      ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Frank W. T. LaHaye and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

      ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES. N/A

      ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS. Members of the Audit Committee are: Robert F. Carlson, S. Joseph Fortunato and Frank W.T. LaHaye.

      ITEM 6. SCHEDULE OF INVESTMENTS. N/A

      ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A

      ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS. N/A

      ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS. There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

      ITEM 10. CONTROLS AND PROCEDURES.
(A) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(B) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

ITEM 11. EXHIBITS.

(A) Code of Ethics

(B) (1) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

(B) (2) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN UNIVERSAL TRUST

By /s/Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    April 25, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    April 25, 2005


By /s/Galen G. Vetter
      Chief Financial Officer
Date    April 25, 2005